Related-Party Transactions - Additional Information (Details) - USD ($)		3 Months Ended		12 Months Ended
	May 18, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Compensation paid		$ 0
Firm
Related Party Transaction [Line Items]
Fees paid		0	$ 15,000	$ 31,000	$ 456,000
Amount due		0		0	0
Employee
Related Party Transaction [Line Items]
Amount due		0		0	0
Compensation paid		0	47,000	100,000	201,000
Revenue recognized		0	222,000	458,000	744,000
Due from customer		0		0	57,000
Spouse of Founder, Chairman, and Beneficial Owner
Related Party Transaction [Line Items]
Compensation paid		0	56,000	158,000	285,000
Due to employees		0		0	0
Vendor
Related Party Transaction [Line Items]
Amount due		0		151,000	0
Inventory purchases		$ 411,000	$ 291,000	$ 1,304,000	$ 888,000
Founder Advisor | Founder Advisory Agreement
Related Party Transaction [Line Items]
Agreement term	4 years
Annual fees per year	$ 300,000
Lani D. | New Independent Contractor Agreement
Related Party Transaction [Line Items]
Agreement term	4 years
Annual fees per year	$ 250,000